Asset Impairment and Mine Closure Costs	12 Months Ended
Dec. 31, 2014
Asset Impairment and Mine Closure Costs [Abstract]
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Asset Impairment and Mine Closure Costs
Year Ended December 31, 2014
The following costs are reflected in "Asset impairment and mine closure costs" in the consolidated statement of operations for the year ended December 31, 2014:

	Reportable Segment
	Australian Metallurgical Mining	Australian Thermal Mining	Powder River Basin Mining	Corporate and Other	Consolidated
	(Dollars in millions)
Asset impairment charges:
Long-lived assets	$66.7	$11.9	$2.7	$68.4	$149.7
Marketable securities	—	—	—	4.7	4.7
Total	$66.7	$11.9	$2.7	$73.1	$154.4

Long-Lived Assets
In 2014, the Company observed continued weakness in seaborne metallurgical and thermal coal pricing that has persisted longer than the Company previously anticipated and, accordingly, conducted a review of its Australian Metallurgical Mining and Australian Thermal Mining segment assets for recoverability. Based on that evaluation, the following Australian segments were impacted as follows:
Australian Metallurgical Mining. The Company determined that the carrying value of one of its active surface mines and a non-strategic undeveloped coal property were not recoverable and correspondingly recognized an aggregate impairment charge of $66.7 million to write those assets down from their carrying value to their estimated fair value. In addition to the impairment indicators surrounding the segment, the fair value of the impaired surface mining operation was affected by a short remaining economic life compared to those of other operations and the incremental cost associated with utilizing a contractor to operate the mine.
Australian Thermal Mining. The Company determined that the carrying values of a non-strategic undeveloped coal property was not recoverable and correspondingly recognized an aggregate impairment charge of $11.9 million to write those assets down from its carrying value to their estimated fair value.
Corporate and Other. The Company also identified indicators of impairment to be present in 2014 for certain assets in its Corporate and Other segment. Those assets were certain non-strategic undeveloped coal properties in Indiana and Colorado that were found to be impaired due to a lack of observed interest from potential buyers in acquiring those assets, properties that are no longer part of the Company's long-term mining plan and, in the case of certain of the assets, an election by the Company to terminate or allow the lapse of mining-related leases. The Company determined the carrying value of those holdings to not be recoverable and recognized an aggregate impairment charge of $68.4 million to write down the carrying value of the related properties.
Marketable Securities
Refer to Note 5. "Investments" for additional details surrounding an other-than-temporary impairment charge of $4.7 million recorded during the fourth quarter of 2014 related to the Company's investment in the marketable equity securities of Winsway Enterprises Holdings Limited (Winsway), formally referred to as Winsway Coking Coal Holdings Limited.
Risks and Uncertainties
The Company's mining and exploration assets and mining-related investments may be adversely affected by numerous uncertain factors that may cause the Company to be unable to recover all or a portion of the carrying value of those assets. The Company generally does not view short-term declines in thermal and metallurgical coal prices in the markets in which it sells its products as an indicator of impairment. However, the Company generally does view a sustained trend (for example, over periods exceeding one year) of adverse coal market pricing or unfavorable changes thereto as a potential indicator of impairment. Because of the volatile and cyclical nature of U.S. and international seaborne coal markets, it is reasonably possible that prices in those market segments may decrease and/or fail to improve in the near term, which may result in the need for future adjustments to the carrying value of the Company's long-lived mining assets and mining-related investments.
The Company's assets whose recoverability and values are most sensitive to near-term pricing include certain non-strategic Australian undeveloped coal properties and mining-related investments. Such assets had an aggregate carrying value of $124.1 million as of December 31, 2014. The Company conducted a review of those assets for recoverability as of December 31, 2014 and determined that, other than the charges related to the segments described above, no further impairment charge was necessary as of that date.
Year Ended December 31, 2013
The following costs are reflected in "Asset impairment and mine closure costs" in the consolidated statement of operations for the year ended December 31, 2013:

	Reportable Segment
	Australian Metallurgical Mining	Corporate and Other	Consolidated
	(Dollars in millions)
Asset impairment charges:
Long-lived assets	$390.8	$72.8	$463.6
Equity method investment	—	43.2	43.2
Marketable securities	—	21.5	21.5
Total	$390.8	$137.5	$528.3

Long-Lived Assets
Australian Metallurgical Mining. In 2013, the Company determined that the long-lived assets of one of its active surface mines, one of its surface mining development projects that the Company instead decided to pursue as an underground operation and an exploration tenement were not recoverable, in whole or in part, and correspondingly recognized an aggregate impairment charge of $390.8 million to write each of those assets down from its carrying value to its estimated fair value. In addition to weakness in seaborne metallurgical and thermal coal pricing, the fair value of the impaired surface mining operation was affected by a short remaining economic life compared to those of other operations and site-specific adverse changes in 2013 surrounding realized coal quality yields, contractor performance and contract mining terms, the latter of which were amended during the fourth quarter of that period. With respect to the exploration tenement, the Company determined the fair value of that asset based on an indicative sale offer received in December 2013, which constituted a Level 2 input under the fair value hierarchy. That sale was executed in January 2014, as described further in Note 20. "Resource Management and Other Commercial Events."
Corporate and Other. In December 2013, contract mining at a coal reserve property in the Eastern U.S. substantially ended upon completion of mining within the existing permit area and new permits were not obtained for the remaining reserves at that property due to new permitting conditions that the Company deemed unacceptable and projected poor near-term economic performance. As a result of that decision and a lack of observed interest from certain financial and strategic buyers in acquiring the remaining coal reserves, the Company recorded an impairment charge of $66.3 million to write down the carrying value of the related reserves. Also, in connection with a review of its portfolio of surface land and coal reserve holdings, the Company determined the carrying value of one of its coal reserve holdings leased to a third-party underground miner to not be fully recoverable and recognized an impairment charge of $6.5 million to write down the carrying value of those reserves to their estimated fair value.
Mine Closures
Wilkie Creek Mine. In December 2013, the Company approved a decision to cease production at the Wilkie Creek Mine in the Surat Basin in Queensland, Australia, and commenced with the closure of that mine. The results of that mine are reported as a discontinued operation for all periods presented because the operations and cash flows of the mine have been eliminated from the ongoing operations of the Company as a result of its closure. Refer to Note 3. "Discontinued Operations" for additional details regarding charges recognized during the year ended December 31, 2013 related to this mine closure.
Equity Method Investment
Refer to Note 5. "Investments" for additional details surrounding an other-than-temporary impairment charge of $43.2 million recognized in 2013 associated with the Company's 50% equity interest in Middlemount.
Marketable Securities
Refer to Note 5. "Investments" for additional details surrounding an other-than-temporary impairment charge of $21.5 million recorded during the second quarter of 2013 related to the Company's investment in Winsway marketable equity securities.
Year Ended December 31, 2012
The following costs are reflected in "Asset impairment and mine closure costs" in the consolidated statement of operations for the year ended December 31, 2012:

	Reportable Segment
	Australian Metallurgical Mining	Powder River Basin Mining	Midwestern U.S. Mining	Corporate and Other	Consolidated
	(Dollars in millions)
Charges related to mine closures:
Impairment of long-lived assets	$—	$—	$26.9	$—	$26.9
Acceleration of asset retirement obligations	—	—	7.1	—	7.1
Employee termination benefits	—	—	6.7	—	6.7
Other	—	—	4.3	—	4.3
Other asset impairment charges:
Long-lived assets	806.7	—	—	—	806.7
Marketable securities	—	—	—	35.5	35.5
Cost method investments	—	—	—	39.4	39.4
Other	—	2.4	—	—	2.4
Total	$806.7	$2.4	$45.0	$74.9	$929.0

Long-Lived Assets
Australian Metallurgical Mining. In 2012, the Company determined that the long-lived assets of three of its surface mines were not fully recoverable and recognized an impairment charge of $806.7 million to write each of those mines down from its carrying value to its estimated fair value. The fair values of those assets were each adversely affected in that period by a general weakening in international coal market conditions, a sustained trend of depressed coal prices and a persistent strengthening of the Australian dollar compared to the U.S. dollar.
Mine Closures
Willow Lake Mine. In November 2012, the Company announced the permanent closure of its Willow Lake Mine in Illinois due to a continued failure by the site to meet standards for safety, compliance and operating performance deemed acceptable by the Company. Because the performance obligations under the customer coal supply agreements previously serviced by the site were migrated to other mines, the Willow Lake Mine continued to be classified in continuing operations for all periods presented. The results of that mine, prior to closing, were included in the Midwestern U.S. Mining segment. The Company recognized total charges of $45.0 million in the fourth quarter of 2012 in connection with the shutdown of this mine, which were primarily related to the impairment of long-lived assets, an acceleration in the timing of asset retirement obligations and employee termination benefits.
Air Quality Mine. In September 2012, the Company announced it had permanently ceased production at its Air Quality Mine in Indiana due to uneconomic market conditions for the type of coal product previously produced at that site. The results of that mine, which were previously included within the Midwestern U.S. Mining reportable segment, have been reported as a discontinued operation for all periods presented because the operations and cash flows of the mine and the related coal product was eliminated from the ongoing operations of the Company as a result of the mine closure. Refer to Note 3. "Discontinued Operations" for additional details regarding charges recognized during the year ended December 31, 2012 associated with this mine closure.
Marketable Securities
Refer to Note 5. "Investments" for additional details surrounding an other-than-temporary impairment charge of $35.5 million recorded during the fourth quarter of 2012 related to the Company's investment in Winsway marketable equity securities.
Cost Method Investments
During the year ended December 31, 2012, the Company evaluated the commercial viability of the partnership projects underlying certain of its investments accounted for under the cost method due to adverse changes in the operating and regulatory environment surrounding those projects. As a result of that review, the Company concluded there to be significant doubt as to the ability of those projects to continue development and recorded an aggregate charge of $39.4 million to fully impair the carrying value of those investments.